SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Certain Risks and Concentrations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Concentration Risk [Line Items]
Revenue	$ 2,622,121	$ 2,919,403	$ 3,343,821
Revenue | Customer Concentration Risk
Concentration Risk [Line Items]
Revenue	375,400	574,300	514,800
Google Inc. | Revenue | Customer Concentration Risk
Concentration Risk [Line Items]
Revenue	$ 503,500	$ 715,000	$ 701,500
Concentration risk (as a percent)	19.00%	24.00%	21.00%
Google Inc. | Accounts Receivable | Customer Concentration Risk
Concentration Risk [Line Items]
Accounts receivable	$ 43,700	$ 52,200
Services Agreement | Revenue | Customer Concentration Risk
Concentration Risk [Line Items]
Concentration risk (as a percent)	14.00%	20.00%	15.00%